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Institutional Class Shares | LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND
loomis sayles full discretion institutional securitized fund
Fund Investment Objective
The investment objective of the Loomis Sayles Full Discretion Institutional Securitized Fund (the "Fund") is to provide current income and the potential for total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Class Shares LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND INSTITUTIONAL CLASS SHARES
Management Fees	none	[1]
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.20%	[2]
[1]	The Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser"), the Fund's Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services.
[2]	The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses ("excluded expenses")) from exceeding 0.20% of the Fund's Institutional Class Shares' average daily net assets. This Agreement may only be terminated by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust").

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Institutional Class Shares | LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND | INSTITUTIONAL CLASS SHARES | USD ($)	20	64	113	255

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mortgage-backed and other asset-backed securities. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund primarily invests in asset-backed securities (including collateralized loan obligations), commercial mortgage-backed securities, agency mortgage-backed securities and non-agency residential mortgage-backed securities, which are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities. The Fund may invest in both fixed-rate and adjustable rate securities.

The securities the Fund invests in may be issued by U.S. or non-U.S. issuers, including corporations, partnerships and trusts, and governments, including their agencies, instrumentalities and sponsored entities. There is no limit to the amount of Fund assets which may be invested in non-U.S. issuers. Securities issued by non-U.S. issuers must be U.S. dollar denominated. The Fund may invest in securities of any maturity.

In addition to direct investments in securitized assets, the Fund may also invest in structured notes, which are instruments that are expected to provide economic exposure equivalent to securitized assets in which the Fund may invest directly. These investments are taken into account when determining compliance with the Fund's 80% investment policy described above. The Fund may invest up to 20% of its assets, based on market value, in structured notes. The Fund may also invest up to 10% of its assets in cash and cash equivalents, including commercial paper, repurchase agreements and short-term fixed-income instruments.

The average duration and dollar weighted average maturity of the Fund will vary depending on the Adviser's strategy for the Fund and its analysis of market and economic conditions.

The Fund may invest without limit in securities of any credit quality, including securities that are rated below investment grade ("high yield" or "junk" bonds) and those in default, but seeks to maintain a minimum dollar weighted average portfolio quality equivalent to B- or higher as determined at the time of purchase. The Fund uses the highest rating assigned by Standard & Poor's Rating Services, Moody's Investors Service, Inc. or Fitch, Inc. If none of those ratings agencies assign ratings to a particular security or issuer, the Adviser will use its internal rating to determine credit quality. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if the Adviser believes it would be advantageous to do so.

The portfolio management team will seek to identify and purchase securitized assets that offer a high level of income and/or capital appreciation potential. The return potential and relative attractiveness of each security will be assessed on a potential loss-adjusted basis, with particular emphasis on scenario analysis aimed at assessing the risk-return profile of each security. The credit rating assigned by a nationally recognized rating agency will not be a key consideration in the security selection process, except for the need to maintain the minimum rating requirement of the Fund.

The Adviser has full discretion in determining which investments to make and pursues a strategy of investing in securitized assets unconstrained with respect to sectors and ratings. In purchasing securities for the Fund, the Adviser uses a fundamental, top down approach to evaluate each sector in the securitized market, and then determines the sector allocation within each sector and the capital structure allocations for the Fund's portfolio. The Adviser utilizes a bottom up approach to the individual security selection process, aimed at assigning an independent credit rating to a security and determining its risk/return profile. In evaluating a security, the Adviser utilizes a mix of third party and proprietary research models to generate performance expectations for the collateral backing the security (e.g., pooled mortgages in a mortgage-backed security) and the risks associated with such collateral. Qualitative factors such as the originator of the collateral, the servicer of the pool of assets and other key corporate connections of the security are also evaluated. The Adviser then compares the collateral performance expectations with the security's structure to determine its ability to make interest and principal payments to its holders, and stress-tests the security across a broad range of scenarios to determine an internal credit rating and a risk/return profile for a security.

The Adviser may sell a security when there is a change in the relative valuation of a security, the Adviser's assessment of a particular sector, and/or the Adviser's analysis of the credit or risk/return of a security.

The Fund has adopted a policy to concentrate its investments (invest at least 25% of its assets) in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries. Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

Principal Risks

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund (in alphabetical order after the first five risks) are set forth below.

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

High Yield Bond Risk. High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below "B" are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Interest Rate Risk. As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund's share price to fall.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company's interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Collateralized Loan Obligations ("CLOs") Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO's expenses.

Concentration Risk. Due to the Fund's concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund's investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

LIBOR Replacement Risk. The elimination of the London Inter-Bank Offered Rate ("LIBOR") may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate ("SOFR"), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages ("ARMs"), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as "negative amortization payments"). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market's perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' or "Alt-A" loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note's reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk. The Fund's investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association ("Ginnie Mae") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by the Federal National Mortgage Association ("Fannie Mae"), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling 1-800-343-2029.

BEST QUARTER	WORST QUARTER
9.79%	(0.79)%
9/30/2012	3/31/2016

Average Annual Total Returns for Periods Ended December 31, 2019

This table compares the Fund's Institutional Class Shares' average annual total returns for periods ended December 31, 2019 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

Average Annual Total Returns - Institutional Class Shares - LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INSTITUTIONAL CLASS SHARES	Fund Return Before Taxes	5.83%	5.73%	8.32%	Dec. 15, 2011
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions	Fund Return After Taxes on Distributions	3.55%	3.19%	5.56%	Dec. 15, 2011
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares	3.45%	2.82%	5.23%	Dec. 15, 2011
BofA Merrill Lynch US ABS & CMBS Index (reflects no deduction for fees, expenses, or taxes)	BofA Merrill Lynch US ABS & CMBS Index (reflects no deduction for fees, expenses, or taxes)	5.89%	2.78%	3.05%	Dec. 15, 2011